Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
DREYFUS GNMA FUND | Class Z
Prospectus:
Trading Symbol	DRGMX
DREYFUS GNMA FUND | Class A
Prospectus:
Trading Symbol	GPGAX
DREYFUS GNMA FUND | Class C
Prospectus:
Trading Symbol	GPNCX
DREYFUS GNMA FUND | Class Y
Prospectus:
Trading Symbol	GPNYX